Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Interest income
Total interest income calculated using the effective interest rate method	$ 22,132	$ 26,596	$ 32,518
Total other interest income	146	451	704
Total interest income	22,278	27,047	33,222
Interest expense
Total interest expense	(5,420)	(10,351)	(16,315)
Net interest income	16,858	16,696	16,907
Addition in interest income related to compliance, regulation and remediation costs	106
Reduction in interest income related to compliance, regulation and remediation costs		170	372
Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	30	135	334
Collateral paid	16	75	201
Investment securities	1,200	1,521	1,919
Loans	20,756	24,848	30,029
Other financial assets	2	17	35
Assets held for sale	128
Total interest income calculated using the effective interest rate method	22,132	26,596	32,518
Interest expense
Collateral received	(4)	(26)	(57)
Deposits and other borrowings	(1,801)	(4,652)	(7,967)
Debt issues	(1,861)	(2,907)	(4,706)
Loan capital	(849)	(800)	(776)
Other financial liabilities	(112)	(98)	(274)
Liabilities held for sale	(11)
Total interest expense	(4,638)	(8,483)	(13,780)
Other
Interest income
Net ineffectiveness on qualifying hedges	(46)	87	28
Trading securities and financial assets measured at FVIS and loans	192	364	676
Total other interest income	146	451	704
Interest expense
Deposits and other borrowings	(67)	(402)	(978)
Trading liabilities	(122)	(787)	(915)
Debt issues	(64)	(107)	(163)
Bank levy	(392)	(408)	(391)
Other interest expense	(136)	(164)	(88)
Liabilities held for sale	(1)
Total interest expense	(782)	(1,868)	$ (2,535)
Parent Entity
Interest income
Total interest income calculated using the effective interest rate method	21,648	26,025
Total other interest income	258	598
Total interest income	21,906	26,623
Interest expense
Total interest expense	(7,870)	(12,539)
Net interest income	14,036	14,084
Addition in interest income related to compliance, regulation and remediation costs	149
Reduction in interest income related to compliance, regulation and remediation costs		164
Parent Entity | Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	14	122
Collateral paid	15	74
Investment securities	1,120	1,385
Loans	17,971	21,488
Other financial assets	2	16
Due from subsidiaries	2,476	2,940
Assets held for sale	50
Total interest income calculated using the effective interest rate method	21,648	26,025
Interest expense
Collateral received	(3)	(23)
Deposits and other borrowings	(1,402)	(3,782)
Debt issues	(1,655)	(2,549)
Due to subsidiaries	(3,219)	(3,601)
Loan capital	(849)	(800)
Other financial liabilities	(110)	(98)
Liabilities held for sale	(9)
Total interest expense	(7,247)	(10,853)
Parent Entity | Other
Interest income
Net ineffectiveness on qualifying hedges	(42)	77
Trading securities and financial assets measured at FVIS and loans	182	343
Due from subsidiaries	118	178
Total other interest income	258	598
Interest expense
Deposits and other borrowings	(48)	(385)
Trading liabilities	297	(640)
Debt issues	(58)	(74)
Bank levy	(392)	(408)
Due to subsidiaries	(296)	(29)
Other interest expense	(126)	(150)
Total interest expense	$ (623)	$ (1,686)